Financial Instruments	12 Months Ended
Apr. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
14.	Financial instruments

All significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Cash is carried at their fair value. There are no material differences between the carrying values and the fair values of any other financial assets or liabilities due to their short term nature. In the normal course of business, the Company’s assets, liabilities and future transactions are impacted by various market risks, including currency risks associated with inventory, revenues, cost of sales, capital expenditures, interest earned on cash and the interest rate risk associated with floating rate debt.

a)	Currency risk

Currency risk is the risk to the Company's earnings that arises from fluctuations of foreign exchange rates and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk.

A 10% increase or decrease in the US dollar exchange may increase or decrease comprehensive income (loss) by approximately $1,293. A 10% increase or decrease in the MXN$ exchange rate will decrease or increase comprehensive income (loss) by approximately $546.

b)	Interest rate risk

The Company’s cash earns interest at variable interest rates. While fluctuations in market rates do not have a material impact on the fair value of the Company’s cash flows, future cash flows may be affected by interest rate fluctuations. The Company is not significantly exposed to interest rate fluctuations and interest rate risk consists of two components:

(i)

To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

(ii)	To the extent that changes in prevailing market interest rates differ from the interest rates in the Company’s monetary assets and liabilities, the Company is exposed to interest rate price risk.

c)	Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The  Company’s maximum exposure  to credit risk is with respect to its cash and account receivable, the balance of which at A pril 30, 2022 is $10,398 (April 30, 2021 - $5,562).

Cash of $1,105 (April 30, 2021 - $901) are held at a Mexican financial institution, cash of $5,490 (April 30, 2021 – $2,317) is held in US dollars at a Canadian financial institution and the remainder of $2,223 (April 30, 2021 - $1,174) are held at a chartered Canadian financial institution; the Company is exposed to the risks of those financial institutions. The taxes receivable are comprised of Mexican VAT taxes receivable of $1,085 (April 30, 2021 - $619) and GST receivable of $28 (April 30, 2021 - $41), which are subject to review by the respective tax authority. Trade receivables include $315 due from one customer.

14.	Financial instruments – (cont’d)

d)	Liquidity risk

Liquidity risk arises from the excess of financial obligations over available financial assets due at any point in time. The Company’s objective in managing liquidity risk is to maintain sufficient readily available reserves in order to meet its liquidity requirements. The Company accomplishes this by achieving profitable operations and maintaining sufficient cash reserves. As at April 30, 2022, the Company was holding cash of $8,818 (April 30, 2021 - $4,392).

Obligations due within twelve months of April 30,	2022	2022	2024	2025 and beyond
Trade and other payables	$3,126	$—	$—	$—
Reclamation and closure obligations	$—	$—	$—	$3,011
Leases Liability	$497	$230	$135	$6

The Company’s trade and other payables are due in the short term. Long-term obligations include the Company’s reclamation and closure cost obligations, other long-term liabilities and deferred income taxes. Management believes that profits generated from the mine will be sufficient to meet its financial obligations.

e)	Commodity risk

Mineral prices and marketability fluctuate and any decline in mineral prices may have a negative effect on the Company. Mineral prices, particularly gold and silver prices, have fluctuated widely in recent years. The marketability and price of minerals which may be produced and sold by the Company will be affected by numerous factors beyond the control of the Company. These other factors include delivery uncertainties related to the proximity of its resources to processing facilities and extensive government regulations related to price, taxes, royalties, allowable production land tenure, the import and export of minerals and many other aspects of the mining business. Declines in mineral prices may have a negative effect on the Company. A 10% decrease or increase in metal prices may result in a decrease or increase of $2,568 in revenue.